Segment Reporting	12 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Segment Reporting

Note 15. Segment Reporting

Description of segments and principal activities

The group has identified its operating segments based on the internal reports that are reviewed and used by the executive management team in assessing performance and determining the allocation of resources.

Management considers the business from both a product and a geographic perspective and has identified two reportable segments:

Research and development (R&D): income and expenses directly attributable to the group’s R&D projects performed in Australia, Israel and United States.

Hyperimmune products: income and expenses directly attributable to Travelan and Protectyn activities which occur in Australia, the United States, Canada and the rest of the world.

Financial breakdown

The segment information for the reportable segments for the year ended June 30, 2022 is as follows:

	Research and development	Hyperimmune products	Other	Total
2022	A$	A$	A$	A$
Hyperimmune products revenue	-	765,193	-	765,193
Cost of sales of goods	-	(241,691)	-	(241,691)
Gross profit	-	523,502	-	523,502
Other income	933,140	24,585	-	957,725
Net foreign exchange gains/(losses)	-	-	247,558	247,558
General and administrative expenses	-	(164,087)	(3,360,301)	(3,524,388)
Research and development expenses	(657,715)	-	-	(657,715)
Selling and marketing expenses	-	(416,537)	-	(416,537)
Operating profit/(loss)	275,425	(32,537)	(3,112,743)	(2,869,855)
Finance income	-	-	21,785	21,785
Finance costs	-	-	(6,184)	(6,184)
Income tax expense	-	-	-	-
Profit/(loss) for the year	275,425	(32,537)	(3,097,142)	(2,854,254)

Assets
Segment assets	257,500	1,688,910	22,909,414	24,855,824
Total assets	257,500	1,688,910	22,909,414	24,855,824

Liabilities
Segment liabilities	7,053	150,151	1,521,219	1,678,423
Total liabilities	7,053	150,151	1,521,219	1,678,423

The segment information for the reportable segments for the year ended June 30, 2021 is as follows:

	Research and development	Hyperimmune products	Other	Total
2021	A$	A$	A$	A$
Hyperimmune products revenue	-	145,776	-	145,776
Cost of sales of goods	-	(51,071)	-	(51,071)
Gross profit	-	94,705	-	94,705
Other income	431,030	24,480	161,600	617,110
Net foreign exchange gains/(losses)	-	-	(582,528)	(582,528)
Net impairment losses	-	(759,765)	-	(759,765)
General and administrative expenses	-	-	(6,094,692)	(6,094,692)
Research and development expenses	(1,367,054)	-	-	(1,367,054)
Selling and marketing expenses	-	(287,684)	-	(287,684)
Operating profit/(loss)	(936,024)	(928,264)	(6,515,620)	(8,379,908)
Finance income	-	-	9,204	9,204
Finance costs	-	-	(13,761)	(13,761)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(936,024)	(928,264)	(6,520,177)	(8,384,465)

Assets
Segment assets	306,154	1,587,672	25,159,280	27,053,106
Total assets	306,154	1,587,672	25,159,280	27,053,106

Liabilities
Segment liabilities	243,565	284,657	629,827	1,158,049
Total liabilities	243,565	284,657	629,827	1,158,049

The segment information for the reportable segments for the year ended June 30, 2020 is as follows:

	Research and development	Hyperimmune products	Other	Total
2020	A$	A$	A$	A$
Hyperimmune products revenue	-	2,518,566	-	2,518,566
Cost of sales of goods	-	(688,836)	-	(688,836)
Gross profit	-	1,829,730	-	1,829,730
Other income	308,225	10,545	154,904	473,674
Net foreign exchange gains/(losses)	-	-	11,335	11,335
General and administrative expenses	-	-	(3,170,078)	(3,170,078)
Research and development expenses	(1,178,685)	-	-	(1,178,685)
Selling and marketing expenses	-	(871,551)	-	(871,551)
Operating profit/(loss)	(870,460)	968,724	(3,003,839)	(2,905,575)
Finance income	-	-	-	-
Finance costs	-	-	(21,631)	(21,631)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(870,460)	968,724	(3,025,470)	(2,927,206)
Assets
Segment assets	308,225	2,539,503	3,354,435	6,202,163
Total assets	308,225	2,539,503	3,354,435	6,202,163
Liabilities
Segment liabilities	101,092	30,377	426,781	558,250
Total liabilities	101,092	30,377	426,781	558,250

Information on geographical regions:

The group derives revenue from the transfer of hyperimmune products at a point in time in the following major product lines and geographical regions:

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2022	A$	A$	A$	A$	A$
Hyperimmune products revenue	143,378	501,228	63,172	57,415	765,193
Revenue from external customers	143,378	501,228	63,172	57,415	765,193

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2021	A$	A$	A$	A$	A$
Hyperimmune products revenue[1]	(10,308)	4,264	101,639	50,181	145,776
Revenue from external customers	(10,308)	4,264	101,639	50,181	145,776

1.	Returns are provided where outlined in a customer’s agreement.

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2020	A$	A$	A$	A$	A$
Hyperimmune products revenue	1,240,393	926,325	301,915	49,933	2,518,566
Revenue from external customers	1,240,393	926,325	301,915	49,933	2,518,566

Information on major customers:

During the years ended June 30, 2022, 2021 and 2020, the Company had the following major customers in the hyperimmune product segment with revenues amounting to 10 percent or more of total group revenues:

	2022 A$	2021 A$	2020 A$
Customer A	263,137	-	327,559
Customer B	253,803	23,214	462,490
Customer C	99,792	-	438,065
Customer D	-	-	442,916
Customer E	-	-	227,952
Customer F	-	41,040	-
Customer G	-	27,563	-
Customer H	-	25,319	-
Customer I	-	22,886	-
	616,732	140,022	1,898,982